UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street Suite 5000, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 9 West 57th Street, Suite 5000, New York, NY 10019
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2014

Date of reporting period: March 31, 2014

SEQUOIA FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS (79.76%)

Shares		Value (a)
	ADVERTISING (0.82%)
932,215	Omnicom Group Inc.	$67,678,809
	AEROSPACE/DEFENSE (6.63%)
945,856	Precision Castparts Corp.	239,074,563
23,123,314	Qinetiq Group plc (United Kingdom)	87,082,401
12,355,869	Rolls-Royce Group plc (United Kingdom)	221,231,834
		547,388,798
	AUTO PARTS (3.94%)
629,800	Advance Auto Parts, Inc.	79,669,700
1,656,139	O’Reilly Automotive Inc. (b)	245,754,466
		325,424,166
	BIOTECHNOLOGY (1.10%)
2,072,704	Novozymes A/S – B Shares (Denmark)	91,147,158
	CONSTRUCTION & ENGINEERING (0.57%)
743,100	Jacobs Engineering Group Inc. (b)	47,186,850
	CONSTRUCTION EQUIPMENT (0.44%)
1,510,348	Ritchie Bros. Auctioneers Incorporated	36,444,697
	CRUDE OIL & GAS PRODUCTION (0.08%)
179,214	Canadian Natural Resources Limited	6,876,441
	DENTAL EQUIPMENT (1.14%)
1,254,944	Sirona Dental Systems Inc. (b)	93,706,668
	DIVERSIFIED COMPANIES (10.74%)
3,163	Berkshire Hathaway Inc. – Class A (b)	592,588,208
2,347,092	Berkshire Hathaway Inc. – Class B (b)	293,316,087
		885,904,295
	DIVERSIFIED MANUFACTURING (0.70%)
764,411	Danaher Corporation	57,330,825
	ELECTRICAL & MECHANICAL SYSTEMS (0.44%)
774,451	EMCOR Group Inc.	36,236,562
	ELECTRONIC MANUFACTURING SERVICES (0.60%)
1,274,610	Trimble Navigation Limited (b)	49,544,091
	FLOORING PRODUCTS (1.89%)
1,144,800	Mohawk Industries Inc. (b)	155,669,904
	FREIGHT TRANSPORTATION (0.08%)
173,246	Expeditors International Inc.	6,865,739
	HEALTHCARE (19.31%)
528,934	Perrigo Company plc (Ireland)	81,804,932
11,320,000	Valeant Pharmaceuticals International Inc. (b)	1,492,315,600
432,094	West Pharmaceutical Services, Inc.	19,033,741
20,000	Zoetis Incorporated	578,800
		1,593,733,073

Shares		Value (a)
	INDUSTRIAL & CONSTRUCTION SUPPLIES (4.15%)
6,939,397	Fastenal Company	$342,251,060
	INDUSTRIAL GASES (1.09%)
687,535	Praxair, Inc.	90,046,459
	INDUSTRIAL MACHINERY (1.03%)
3,512,399	IMI plc (United Kingdom)	85,372,370
	INFORMATION PROCESSING (2.70%)
2,984,570	MasterCard Inc.	222,947,379
	INSURANCE BROKERS (0.42%)
1,122,991	Brown & Brown Inc.	34,543,203
	INTERNET SOFTWARE & SERVICES (2.19%)
162,006	Google Inc. – Class A (b)	180,557,307
	INVESTMENT BANKING & BROKERAGE (0.86%)
434,287	The Goldman Sachs Group Incorporated	71,157,925
	IT CONSULTING & OTHER SERVICES (1.11%)
477,000	International Business Machines Corp.	91,817,730
	PRECISION INSTRUMENTS (1.10%)
840,323	Waters Corporation (b)	91,099,416
	PROPERTY AND CASUALTY INSURANCE (0.70%)
31,149	Admiral Group plc (United Kingdom)	741,533
4,932,433	Hiscox Ltd. (United Kingdom)	56,081,758
20,965	Verisk Analytics, Inc. – Class A (b)	1,257,061
		58,080,352
	RETAILING (9.32%)
39,600	Costco Wholesale Corporation	4,422,528
851,605	Tiffany & Co.	73,365,771
10,268,380	TJX Companies, Inc.	622,777,247
893,180	Wal-Mart Stores, Inc.	68,265,747
		768,831,293
	SEMICONDUCTORS (0.02%)
27,750	Linear Technology Corporation	1,351,148
	SPECIALTY CHEMICALS (0.79%)
1,532,299	Croda International plc (United Kingdom)	65,036,899
	TIRES (0.51%)
2,683,865	Pirelli & Co. SPA (Italy)	42,150,100
	TRANSPORTATION SERVICES (1.74%)
3,250,448	World Fuel Services Corp.	143,344,757
	VETERINARY DIAGNOSTICS (2.91%)
1,976,485	Idexx Laboratories Inc. (b)	239,945,279
	Miscellaneous Securities (0.64%) (c)	52,450,255
	TOTAL COMMON STOCKS (COST $2,122,233,092)	$6,582,121,008

U.S. GOVERNMENT OBLIGATIONS (19.07%)

Principal Amount		Value (a)
$1,574,000,000	U.S. Treasury Bills, 0.04% – 0.15% due 4/10/2014 through 5/8/2014	$1,573,969,467
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,573,969,467)	$1,573,969,467
	TOTAL INVESTMENTS (99.94%) (COST $3,696,202,559) ++	$8,156,090,475

SUMMARY

Common Stocks	79.76%	$6,582,121,008
U.S. Government Obligations	19.07%	1,573,969,467
Net Cash & Receivables	1.17%	96,723,661
Net Assets		$8,252,814,136
Number of Shares Outstanding		36,372,699
Net Asset Value Per Share		$226.90
++	The cost for federal income tax purposes is identical. At March 31, 2014, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $4,460,247,380 and $359,464, respectively.
(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills purchased having a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings that have been held for not more than one year and have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the quarter ended March 31, 2014, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2014.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$6,582,121,008		$6,582,121,008
Level 2 – Other Significant Observable Inputs	—	$1,573,969,467	1,573,969,467
Total	$6,582,121,008	$1,573,969,467	$8,156,090,475

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 27, 2014

By:	/s/ Paul J. Greenberg Paul J. Greenberg Treasurer

Date: May 27, 2014